Expected credit loss measurement	12 Months Ended
Dec. 31, 2025
Disclosure Of Provision Matrix [Line Items]
Expected credit loss measurement
Note 19
Expected credit loss measurement
a) Expected credit losses in the period
Total net credit
loss expenses
were USD
524
m in
2025, reflecting
net credit
loss expenses
of USD
6
m related
to stage
1 and
2 positions and net credit loss expenses of USD 518 m related to credit-impaired (stage 3 and purchased credit-impaired)
positions,
predominantly
in the corporate
lending portfolios.
›
Refer to Note 19b for more information regarding changes to ECL models, scenarios, scenario weights and post-model
adjustments and to Note 19c for more information regarding the development of ECL allowances and provisions
Credit loss expense / (release)
Performing positions Credit-impaired positions
USD m Stages 1 and 2 Stage 3
Purchased
Total
For the year ended 31.12.25
Global Wealth Management (12) 60 0 48
Personal & Corporate Banking 1 338 1 339
Asset Management 0 1 0 1
Investment Bank 17 116 0 133
Non-core and Legacy (2) 0 2 (1)
Group Items 2 0 0 2
Total 6 516 2 524
For the year ended 31.12.24
Global Wealth Management (60) 41 3 (16)
Personal & Corporate Banking (63) 487 (21) 404
Asset Management (1) 0 0 (1)
Investment Bank 56 42 0 97
Non-core and Legacy (30) 42 57 69
Group Items (2) 0 0 (2)
Total (99) 612 39 551
For the year ended 31.12.23
Global Wealth Management 127 27 13 166
Personal & Corporate Banking 271 183 27 482
Asset Management 1 (1) 0 0
Investment Bank 110 78 2 190
Non-core and Legacy 78 91 25 193
Group Items 5 0 0 6
Total 593 378 67 1,037
b) Changes
to ECL models,
scenarios,
scenario weights
and key inputs
Refer to
Note 1a for
information about the
principles governing expected credit
loss (ECL)
models, scenarios, scenario
weights and
key inputs.
Governance
Comprehensive
cross-functional
and cross-divisional
governance
processes
are in
place and
are used
to discuss
and approve
scenario updates and weights, to
assess whether significant increases in credit risk
resulted in stage transfers, to
review
model outputs
and to reach
conclusions
regarding post-model
adjustments.
Model changes
During
2025,
the
regular
and
the
Credit
Suisse
integration-related
model
review
and
enhancement
processes
led
to
adjustments in
the probability
of default
(PD), loss
given default
(LGD) and
credit conversion
factor (CCF)
models, resulting
in net releases of
USD
13 m. This included USD 22
m releases related
to real estate lending,
driven by USD
33 m releases
in
Switzerland,
partly
offset
by
USD
11
m
expenses
in
the
US.
The
corporate
lending
portfolio
contributed
USD
3 m
expenses (USD 11
m expenses in
Personal & Corporate
Banking, partly offset
by USD
8
m releases in
the Investment Bank),
with USD 6 m expenses in the remaining segments.
Scenario and
key input
updates
During 2025, the scenarios and related macroeconomic factors were updated from those applied at the end of 2024 by considering
the
prevailing
economic
and
political
conditions
and
uncertainty.
The
review
focused
on
events
that
significantly changed
the economic
outlook during
the year:
an escalation
of trade
and geopolitical
tensions globally,
along with uncertainty regarding the inflation and growth outlook leading to divergent monetary policy paths.
Baseline scenario:
the projections of the
baseline scenario, which are
aligned to the economic
and market assumptions
used for UBS’s business planning purposes, are broadly in line with external benchmarks, such as those from Bloomberg
Consensus, Oxford Economics and the International
Monetary Fund World Economic Outlook. The expectation
for 2026
is that the global economy will navigate a soft patch in the first half of the year, as tariffs still feed through to prices and exports, but accelerate in
the second half of
the year, supported by
improved confidence, a positive
credit impulse and
several major advanced economies benefiting from fiscal
stimulus. In the US, inflation
is likely to remain elevated
in the
first half of
the year and
weigh on real
incomes, but the
support from the
One Big Beautiful
Bill should emerge
over time.
Weakness in the
labor market should
prompt the Federal
Reserve to deliver
more cuts in
the next few
meetings, although
in a
measured fashion,
as inflation
hovering above
its target
remains a
risk.
Long-term interest
rates in
key developed
markets are expected to rise
slightly over the rest of
the year. House price growth
for 2026 is supported by
strong data
in 2025. However, less price upside is expected in the following months as the economy weakens.
Moderate
stagflation
crisis scenario:
The first
hypothetical
downside
scenario
is the
moderate
stagflation
crisis scenario.
The
moderate
stagflation
crisis scenario
assumes
heightened
geopolitical
and trade
tensions
that disrupt
supply
chains and
drive
inflationary
pressures. Despite
signs of slowing
global demand,
resilient labor
markets sustain
upward wage pressures
and
escalating geopolitical
tensions prompt central banks to hike interest rates
and actively reduce their balance sheets.
Yield
curves steepen
and the global
economy and
financial
markets are
negatively
affected.
Global trade war
scenario:
The second downside
scenario is aligned
with the 2026 Group
binding stress
scenario and was
updated in
2025 to
reflect relevant
risks. The
global trade
war scenario
assumes heightened geopolitical tensions
and
explores tail
risks
concerning US
protectionist
policies and
retaliation by
the
US’s
trading partners.
US
policies solidify
Switzerland as
a
safe-haven country and
the US
dollar depreciates against
the Swiss
franc. The
scenario assumes that
disruptions
in global
trade
contribute
to rising
inflation
and a
large
economic
contraction.
Despite
rising
inflation,
the Federal
Reserve makes measured
rate cuts,
and other
major central
banks in advanced
economies
follow the
same course.
Asset price
appreciation
scenario:
The upside scenario
is based on positive
developments,
such as an easing
of geopolitical
tensions across
the globe,
less fear of a Chinese hard
landing, falling
oil prices and resilient
labor markets,
which enhance
economic
stability
and confidence.
Under these
circumstances,
the adoption
of productivity-enhancing
technologies
boosts
economic
growth and
strengthens
risk appetite.
As a result,
asset prices
rise sustainably.
The table below details the key assumptions for the four scenarios applied as of 31 December 2025.
Scenario generation, review process and governance
A team of economists within Group Risk Control develops the forward-looking macroeconomic assumptions, supported and challenged by experts from relevant functions.
The scenarios,
their weights
and the
key macroeconomic
and other
factors are
subject to
a critical
assessment by
the
IFRS 9 Scenario
Sounding Sessions
and ECL
Management Forum,
which include
senior management
from Group
Risk
and Group Finance. An
important consideration in the
review is whether there
may be particular credit
risk concerns that
are not possible to address systematically, requiring post-model adjustments for stage allocation and ECL allowances.
The Group Chief
Financial Officer and
the Group Chief
Risk Officer ratify
the decisions taken
by the ECL
Management
Forum.
Scenario weights and post-model adjustments
The asset
price appreciation
scenario was added,
two scenarios were
substituted and
-weights were
adjusted over the
course
of
2025.
The
mild
debt
crisis
scenario
was
replaced
by
the
moderate
stagflation
crisis
scenario,
and
the
stagflationary geopolitical crisis scenario was replaced by the global trade war scenario. Scenario weights were adjusted during
2025
in line
with
the
shift
in risks
and
their
coverage in
the scenarios.
The
asset
price appreciation,
baseline,
moderate stagflation
crisis and
global trade
war scenarios
had a
5%, 50%, 30 % and 15
% weight,
respectively,
as of
31 December 2025.
However, unquantifiable risks continue
to be relevant, as
geopolitical risks remained high
in 2025, and the
impact on the
world economy
from escalations
with unforeseeable
consequences could
be severe.
In the
near term,
this uncertainty
relates primarily
to developments
in US
domestic and
foreign policies,
the Russia–Ukraine
war, European
security, and
regional conflicts.
Models, which
are based
on supportable
statistical information
from past
experiences regarding
interdependencies of
macroeconomic factors and
their implications for
credit risk portfolios,
cannot comprehensively reflect
such extraordinary
events, such as
a pandemic or
a fundamental change
in the world
political order. Rather
than creating multiple
additional
scenarios to attempt to gauge these risks and applying model parameters that lack supportable information and cannot be robustly validated, management continued to also apply post-model adjustments.
Total
stage
1 and
2
allowances
and
provisions
were
USD
1,004
m
as
of
31 December
2025
and
included
post-model
adjustments of USD 237 m (31 December 2024: USD 235 m). Post-model adjustments were made to address uncertainty levels, including those arising from
the broad geopolitical uncertainty
and US trade tariffs, and
mainly relate to corporate
lending books in Switzerland. In 2024, post-model adjustments also addressed uncertainty levels to align Credit Suisse’s model outputs with those expected under the comparable UBS models.
Scenario weights were as illustrated in the table below.
Economic scenarios and weights applied
Assigned weights in %
ECL scenario 31.12.25 31.12.24
Asset price appreciation / inflation 5.0 0.0
Baseline 50.0 60.0
Mild debt crisis 0.0 15.0
Moderate stagflation crisis 30.0 0.0
Stagflationary geopolitical crisis 0.0 25.0
Global trade war 15.0 0.0
Scenario assumptions
One year
Three years cumulative
31.12.25
Asset price
appreciation Baseline
Moderate
stagflation
crisis
Global trade
war
Asset price
appreciation Baseline
Moderate
stagflation
crisis
Global trade
war
Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (6.8) 8.6 6.6 0.5 (2.7)
Eurozone 2.5 1.5 (1.6) (7.9) 5.6 3.8 (0.6) (4.6)
Switzerland 2.7 1.9 (1.2) (6.3) 6.2 5.2 0.0 (3.0)
Consumer price index (percentage change)
United States 2.0 2.6 6.0 4.8 7.7 7.0 14.6 11.0
Eurozone 1.8 1.8 5.2 4.5 7.0 6.0 12.9 10.5
Switzerland 1.4 0.6 4.0 3.7 5.7 2.4 10.3 9.0
Unemployment rate (end-of-period level, %)
United States 3.2 4.5 6.8 11.0 3.0 4.3 8.4 10.8
Eurozone 6.0 6.4 7.7 11.0 6.0 6.3 8.4 10.4
Switzerland 2.7 3.1 3.7 5.1 2.6 2.7 4.1 5.4
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 11 198 99 48 40 171 15
EUR 0 15 198 110 38 40 180 15
CHF 0 13 173 76 38 35 153 5
Equity indices (percentage change)
S&P 500 20.0 12.5 (25.0) (50.0) 51.7 26.0 (5.2) (33.0)
EuroStoxx 50 16.0 7.2 (25.0) (50.0) 41.7 19.4 (13.9) (33.5)
SPI 14.0 2.5 (25.0) (50.0) 37.9 13.3 (9.0) (29.0)
Swiss real estate (percentage change)
Single-Family Homes
4.5 2.5 (3.4) (18.5) 12.0 7.7 (4.2) (25.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 1.7 (6.2) (25.6) 17.0 8.2 (7.3) (33.0)
Eurozone (House Price Index) 4.5 4.1 (5.1) (12.4) 12.9 12.7 (6.7) (18.8)
Scenario assumptions
One year
Three years cumulative
31.12.24
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Asset price
inflation Baseline
Mild debt
crisis
Stagflationary
geopolitical
crisis
Real GDP growth (percentage change)
United States 3.5 2.0 (1.4) (4.8) 8.6 5.5 0.8 (4.4)
Eurozone 2.5 0.9 (1.7) (5.6) 5.6 3.2 (0.1) (5.7)
Switzerland 2.7 0.9 (1.1) (4.8) 6.2 4.2 0.4 (4.9)
Consumer price index (percentage change)
United States 2.3 2.6 0.0 10.0 8.1 7.8 2.5 15.8
Eurozone 2.0 2.2 0.0 9.6 7.3 5.9 2.0 14.8
Switzerland 1.4 0.7 (0.2) 5.8 5.7 2.7 1.4 10.7
Unemployment rate (end-of-period level, %)
United States 3.1 4.3 6.8 9.8 3.0 4.1 8.1 12.4
Eurozone 6.0 7.0 7.9 10.5 6.0 6.8 8.3 11.7
Switzerland 2.3 2.6 3.4 4.6 2.3 2.5 4.2 5.5
Fixed income: 10-year government bonds (change in yields, basis points)
USD 0 77 (137) 270 45 82 (77) 245
EUR 0 25 (113) 245 38 35 (68) 215
CHF 0 (4) (22) 195 38 11 (1) 180
Equity indices (percentage change)
S&P 500 20.0 12.0 (28.1) (56.5) 51.7 26.7 (14.0) (51.2)
EuroStoxx 50 16.0 (0.6) (27.9) (56.6) 41.7 9.9 (18.3) (52.7)
SPI 14.0 (0.6) (26.0) (56.6) 37.9 8.0 (13.0) (52.7)
Swiss real estate (percentage change)
Single-Family Homes
4.5 3.2 (4.3) (18.5) 10.7 8.8 (3.0) (28.6)
Other real estate (percentage change)
United States (S&P / Case–Shiller) 6.3 3.4 (7.6) (20.2) 16.8 11.9 (5.2) (30.5)
Eurozone (House Price Index) 4.5 3.7 (6.1) (8.4) 10.7 11.6 (5.6) (12.9)
c) Development of ECL allowances and provisions
The ECL allowances and provisions recognized in the period are impacted by a variety of factors, such as:
– the effect of selecting and updating forward-looking scenarios and the respective weights;
–
origination of new instruments during the period;
–
the effect
of passage
of time
(lower residual
lifetime PD
and the
effect of
discount unwind)
as the
ECL on
an instrument
for the remaining lifetime decreases (all other factors remaining the same);
– derecognition of instruments in the period;
– change in individual asset quality of instruments;
–
movements from
a maximum
12-month ECL
to the
recognition of
lifetime ECL
(and vice
versa) following
transfers
between stages 1 and 2;
–
movements from stages 1 and
2 to stage 3 (credit-impaired
status) when default has
become certain and PD
increases
to 100% (or vice versa);
– changes in models or updates to model parameters;
– write-offs; and
– foreign exchange translation for assets denominated in foreign currencies.
The
table
below
explains
the
changes
in
the
ECL
allowances
and
provisions
for
on-
and
off-balance
sheet
financial
instruments and credit lines within
the scope of ECL requirements
between the beginning and the
end of the period due
to the factors listed above.
Development of ECL allowances and provisions
USD m Total Stage 1 Stage 2 Stage 3 PCI
Balance as of 31 December 2024 (2,507) (487) (459) (1,253) (309)
Net movement from new and derecognized transactions
1
1 (31) 32 0 0
of which: Private clients with mortgages 2 0 2 0 0
of which: Real estate financing 1 (3) 4 0 0
of which: Large corporate clients (12) (22) 10 0 0
of which: Ship and aircraft financing (2) (2) 0 0 0
of which: SME clients 6 3 3 0 0
of which: Other 6 (8) 14 0 0
of which: Loans to financial advisors
1 0 1 0 0
Remeasurements with stage transfers
2
(284) 26 2 (309) (4)
of which: Private clients with mortgages 43 2 40 0 0
of which: Real estate financing (3) 2 1 (7) 0
of which: Large corporate clients (88) 20 (32) (76) 0
of which: SME clients (149) 0 (6) (144) 0
of which: Other (87) 1 (1) (82) (4)
Remeasurements without stage transfers
3
(253) (52) 4 (206) 1
of which: Private clients with mortgages (19) (9) 3 (12) 0
of which: Real estate financing (24) (5) 0 (19) 0
of which: Large corporate clients (61) (20) (1) (38) (2)
of which: Ship and aircraft financing 19 9 10 0 0
of which: SME clients (142) (22) (8) (116) 3
of which: Other (26) (5) 0 (20) (1)
of which: Financial intermediaries and hedge funds
(8) (6) 0 (3) 0
of which: Loans to financial advisors
(6) 0 1 (7) 0
Model changes
4
13 11 1 0 0
Movements with profit or loss impact
5
(524) (46) 40 (515) (2)
Movements without profit or loss impact (write-off, FX and other)
6
(27) (44) (8) 11 14
Balance as of 31 December 2025 (3,058) (576) (428) (1,756) (298)
1 Represents the
increase and decrease
in allowances and
provisions resulting from
financial instruments (including
guarantees and facilities)
that were newly
originated, purchased or
renewed and from
the final
derecognition of loans
or facilities on
their maturity
date or earlier.
2 Represents the
remeasurement between
12-month and
lifetime ECL due
to stage transfers.
3 Represents the
change in allowances
and
provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.
4 Represents the change in the allowances and provisions related to changes in models and methodologies.
5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.
6 Represents the decrease in allowances and
provisions resulting from write-offs of the ECL allowance
against the gross carrying amount when all or part
of a financial asset is deemed
uncollectible or forgiven and movements in foreign exchange rates.
Movements with profit or loss
impact:
stage 1 and 2 ECL
allowances and provisions increased on a net
basis by USD
6 m.
–
Net movement from new and derecognized transactions
includes stage 1 increases of USD
31 m and stage 2 releases
of USD 32
m. Stage 1
increases were
mainly driven
by growth
in the
corporate lending
portfolios, while
stage 2 releases
were predominantly due to repayments in other smaller segments.
–
Remeasurements with
stage transfers
include USD
26
m in
releases in stage
1, primarily
driven by
the corporate
lending
portfolio and
USD
2
m releases
in stage 2.
Movements in
stage 2 include
expenses of
USD
38
m following
corporate
credit reviews. These expenses were offset by releases of USD 41 m in the real estate lending portfolio.
– Stage 3 exposures which were already defaulted as of 31 December 2025 contributed approximately 40 % to stage 3 expenses.
– For model changes , refer to Note 19b for more information.
Movements without
profit or loss
impact
: stage 1 and
2 allowances increased
by USD
52
m, almost entirely
due to foreign
exchange effects.
Stage 3
and
PCI
allowances
decreased
by
USD
24
m,
driven
by
net
write-offs
of
USD
374
m,
partly
offset
by
foreign
exchange effects and other movements totaling USD 350 m.
Development of ECL allowances and provisions
USD m Total Stage 1 Stage 2 Stage 3 PCI
Balance as of 31 December 2023 (2,261) (700) (416) (993) (153)
Net movement from new and derecognized transactions
1
37 30 (21) 29 0
of which: Private clients with mortgages 2 (6) 8 0 0
of which: Real estate financing 8 5 3 0 0
of which: Large corporate clients (12) (6) (34) 28 0
of which: SME clients 10 4 5 0 0
of which: Other 30 33 (3) 0 1
of which: Loans to financial advisors
(2) (2) 0 0 0
Remeasurements with stage transfers
2
(509) 32 (53) (488) 0
of which: Private clients with mortgages (6) 0 (7) 0 0
of which: Real estate financing (8) 2 (4) (5) 0
of which: Large corporate clients (100) 21 (20) (101) 0
of which: SME clients (295) 3 (11) (287) 0
of which: Other (100) 6 (10) (96) 1
Remeasurements without stage transfers
3
(30) 127 36 (153) (40)
of which: Private clients with mortgages 27 18 18 (7) (2)
of which: Real estate financing 44 16 5 6 17
of which: Large corporate clients 29 55 31 (25) (32)
of which: SME clients (90) 5 2 (97) 0
of which: Other (40) 32 (19) (29) (23)
of which: Sovereign
(9) 12 (21) 0 0
Model changes
4
(49) (14) (35) 0 0
Movements with profit or loss impact
5
(551) 175 (74) (612) (39)
Movements without profit or loss impact (write-off, FX and other)
6
305 37 31 353 (116)
Balance as of 31 December 2024 (2,507) (487) (459) (1,253) (309)
1 Represents the
increase and decrease
in allowances and
provisions resulting from
financial instruments (including
guarantees and facilities)
that were newly
originated, purchased or
renewed and from
the final
derecognition of loans
or facilities on
their maturity
date or earlier.
2 Represents the
remeasurement between
12-month and
lifetime ECL due
to stage transfers.
3 Represents the
change in allowances
and
provisions related to changes in model inputs or assumptions, including changes in forward-looking macroeconomic conditions, changes in the exposure profile, PD and LGD changes, and unwinding of the time value.
4 Represents the change in the allowances and provisions related to changes in models and methodologies.
5 Includes ECL movements from new and derecognized transactions, remeasurement changes, and model and methodology changes.
6 Represents the decrease in allowances and
provisions resulting from write-offs of the ECL allowance
against the gross carrying amount when all or part
of a financial asset is deemed
uncollectible or forgiven and movements in foreign exchange rates.
As explained in Note 1a, the
assessment of a significant
increase in credit risk (an SICR)
considers a number of qualitative
and quantitative
factors to
determine whether
a stage
transfer between
stage 1 and
stage 2 is
required, although
the
primary assessment
considers changes in
PD based on
rating analyses
and economic outlook.
Additionally, UBS takes into
consideration counterparties that
have moved to
a credit
watch list and
those with payments
that are
at least 30
days
past due.
ECL stage 2 (“significant deterioration in credit risk”) allowances / provisions as of 31 December 2025 – classification by trigger
USD m Total
of which:
PD layer
of which:
watch list
of which:
≥30 days
past due
Private clients with mortgages (18) (11) 0 (7)
Real estate financing (27) (26) 0 (1)
Large corporate clients (178) (79) (95) (5)
SME clients (119) (97) (19) (3)
Ship / aircraft financing (10) (9) 0 (1)
Loans to financial advisors (1) 0 0 (1)
Consumer financing / credit cards (39) 0 (16) (23)
Other (35) (34) (1) (1)
On- and off-balance sheet
(428) (255) (131) (42)
d) Maximum exposure to credit risk
The
tables
below
provide
the
Group’s
maximum
exposure
to
credit
risk
for
financial
instruments
subject
to
ECL
requirements
and
the
respective
collateral
and
other
credit
enhancements
mitigating
credit
risk
for
these
classes
of
financial instruments.
The maximum exposure to credit
risk includes the carrying amounts
of financial instruments recognized on
the balance
sheet subject to
credit risk and
the notional amounts
for off-balance sheet
arrangements. Where information
is available,
collateral is presented at fair value. For other collateral, such as real estate, a reasonable alternative value is used. Credit enhancements,
such
as
credit
derivative
contracts
and
guarantees,
are
included
at
their
notional
amounts.
Both
are
capped at
the maximum
exposure to
credit risk
for which
they serve
as security.
The “Risk
management and
control”
section of this
report describes management’s
view of credit
risk and the
related exposures, which
can differ in
certain
respects from the requirements of IFRS Accounting Standards.
Maximum exposure to credit risk
31.12.25
Collateral
1,2
Credit enhancements
1
Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 209.9 209.9
Amounts due from banks 19.6 0.0 0.0 0.0 0.1 19.5
Receivables from securities financing transactions
measured at amortized cost 83.7 0.0 78.1 4.5 1.0
Cash collateral receivables on derivative instruments
4,5
41.6 25.8 15.7
Loans and advances to customers 653.8 36.1 151.5 379.5 47.4 0.0 7.3 32.1
Other financial assets measured at amortized cost 71.9 0.2 0.7 0.0 6.7 0.0 64.3
Total financial assets measured at amortized cost 1,080.5 36.3 230.3 379.5 58.6 25.8 0.0 7.4 342.5
Financial assets measured at fair value
through other comprehensive income – debt 13.9 13.9
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL 1,094.3 36.3 230.3 379.5 58.6 25.8 0.0 7.4 356.3
Guarantees
6
47.1 1.6 28.6 0.3 1.8 0.0 2.6 12.1
Irrevocable loan commitments 81.9 0.3 4.9 2.2 23.9 0.0 3.1 47.6
Forward starting reverse repurchase and securities
borrowing agreements 10.7 10.7 0.0
Committed unconditionally revocable credit lines 119.6 14.9 48.2 11.9 1.5 1.3 41.7
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 259.3 16.8 92.4 14.4 27.2 0.0 0.0 7.1 101.4
31.12.24
Collateral
1,2
Credit enhancements
1 Exposure to
credit risk
after collateral
and credit
enhancements USD bn
Maximum
exposure to
credit risk
Cash
collateral
received
Collateralized
by equity
and debt
instruments
Secured by
real estate
Other
collateral
3
Netting
Credit
derivative
contracts
Guarantees
and sub-
participations
Financial assets measured at
amortized cost on the balance sheet
Cash and balances at central banks 223.3 223.3
Amounts due from banks 18.9 0.0 0.2 0.1 0.2 18.4
Receivables from securities financing transactions
measured at amortized cost 118.3 0.0 113.2 4.1 1.0
Cash collateral receivables on derivative instruments
4,5
44.0 28.3 15.7
Loans and advances to customers 580.0 30.8 130.1 337.5 40.9 0.0 9.3 31.4
Other financial assets measured at amortized cost 58.8 0.2 0.7 0.0 5.3 52.7
Total financial assets measured at amortized cost 1,043.3 31.0 244.1 337.5 50.3 28.3 0.0 9.5 342.6
Financial assets measured at fair value
through other comprehensive income – debt 2.2 2.2
Total maximum exposure to credit risk
reflected on the balance sheet within the scope of ECL
1,045.5 31.0 244.1 337.5 50.3 28.3 0.0 9.5 344.7
Guarantees
6
40.2 1.9 19.6 0.4 2.3 0.0 3.9 12.3
Irrevocable loan commitments 79.4 0.2 3.8 1.6 22.7 0.0 4.2 46.8
Forward starting reverse repurchase and securities
borrowing agreements 24.9 24.9 0.0
Committed unconditionally revocable credit lines 145.6 19.4 61.6 12.9 1.5 3.1 47.1
Total maximum exposure to credit risk not
reflected on the balance sheet within the scope of ECL 290.1 21.4 109.9 14.9 26.4 0.0 0.0 11.2 106.2
1 Of which USD 3,808
m for 31 December
2025 (31 December 2024:
USD
3,742
m) relates to total
credit-impaired financial assets
measured at amortized cost
and USD
135
m for 31 December
2025 (31 December
2024: USD 356
m) relates to total off-balance sheet financial instruments and credit lines for credit-impaired positions.
2 Collateral arrangements generally incorporate a range of collateral, including cash, equity and debt instruments, real estate, and
other collateral. For the purpose
of this disclosure, UBS applies a risk-based
approach that generally prioritizes collateral according
to its liquidity profile. In the case
of loan facilities
with funded and unfunded
elements, the collateral
is first allocated to
the funded element. For
legacy Credit Suisse infrastructure
a risk-based approach
is applied that generally
prioritizes real estate collateral
and
prioritizes other collateral
according to its liquidity
profile. In the
case of loan facilities
with funded and unfunded
elements, the collateral
is proportionally allocated.
3 Includes but is not
limited to life insurance
contracts, rights in
respect of subscription or
capital commitments from fund
partners, lien claims
on assets of borrowers,
leasing items, mortgage
loans, inventory,
gold and other commodities.
4 Included within
Cash collateral receivables on derivative instruments
are margin balances due from
exchanges or clearing houses. Some of
these margin balances reflect amounts
transferred on behalf of clients
who retain the associated
credit risk.
5 The amount shown in
the “Netting” column represents the
netting potential not recognized on
the balance sheet. Refer to
Note 21 for more information.
6 Guarantees collateralized by
equity and
debt instruments include certain
overnight repurchase
and reverse repurchase transactions
where UBS acts as
a sponsoring member for
eligible clients when clearing
through the Fixed
Income Clearing Corporation
(the FICC). As part of this arrangement, UBS guarantees the FICC for prompt and full payment and performance of the clients‘ respective obligations under the FICC’s rules. The Group minimizes its liability under these guarantees by obtaining a security interest in the cash or high-quality securities collateral that the clients place with the clearing house; therefore, the risk of loss is expected to be remote.
e) Financial assets subject to credit risk by rating category
The table below shows the credit
quality and the maximum exposure to
credit risk based on the Group’s
internal credit
rating system and year-end stage classification.
Under IFRS 9, the credit risk
rating reflects the Group’s assessment
of the
probability of default of individual counterparties,
prior to substitutions. The amounts
presented are gross of impairment
allowances.
›
Refer to the “Risk management and control” section of this report for more details about the Group’s internal grading
system
Financial assets subject to credit risk by rating category
USD m 31.12.25
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total
gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 209,251 24 28 303 50 283 209,939 (81) 209,858 of which: stage 1 209,251 24 28 303 0 0 209,606 0 209,606
of which: stage 2 0 0 0 0 50 0 50 (29) 21
of which: PCI 0 0 0 0 0 283 283 (52) 231
Amounts due from banks 63 12,380 2,400 3,889 932 0 19,663 (14) 19,649 of which: stage 1 63 12,378 2,368 3,881 844 0 19,534 (9) 19,525 of which: stage 2 0 2 31 8 88 0 129 (5) 124
of which: PCI 0 0 0 0 0 0 0 0 0
Receivables from securities financing transactions
29,077 27,613 12,827 13,131 1,009 0 83,657 (1) 83,656
of which: stage 1 29,077 27,613 12,827 13,131 1,009 0 83,657 (1) 83,656
Cash collateral receivables on derivative instruments 11,655 13,495 9,248 6,950 204 0 41,552 0 41,552 of which: stage 1 11,655 13,495 9,248 6,950 204 0 41,552 0 41,552
Loans and advances to customers 11,484 261,921 180,185 148,949 47,377 6,419 656,336 (2,490) 653,846
of which: stage 1 11,292 259,203 174,090 139,208 40,696 0 624,490 (353) 624,137
of which: stage 2 192 2,717 6,096 9,741 6,680 0 25,425 (271) 25,155 of which: stage 3 0 0 0 0 0 5,577 5,577 (1,629) 3,947
of which: PCI 0 0 0 0 1 842 844 (237) 607
Other financial assets measured at amortized cost 18,235 40,053 2,803 8,542 2,079 309 72,021 (124) 71,897 of which: stage 1 18,234 39,974 2,697 8,092 1,459 0 70,457 (29) 70,427 of which: stage 2 1 79 106 451 620 0 1,256 (9) 1,247
of which: stage 3 0 0 0 0 0 306 306 (86) 220
of which: PCI 0 0 0 0 0 2 3 0 3
Total financial assets measured at amortized cost 279,765 355,486 207,491 181,765 51,651 7,010 1,083,168 (2,711) 1,080,458
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,148 12,590 9 113 8 0 13,868 0 13,868
Total on-balance sheet financial instruments 280,913 368,076 207,501 181,877 51,659 7,010 1,097,036 (2,711) 1,094,326
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
Off-balance sheet positions subject to expected credit loss by rating category
USD m 31.12.25
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees
26,246 6,121 6,497 6,387 1,708 142 47,102 (50)
of which: stage 1 26,245 6,035 6,256 5,604 1,371 0 45,512 (15)
of which: stage 2 1 86 241 783 337 0 1,448 (22)
of which: stage 3 0 0 0 0 0 120 120 (13)
of which: PCI 0 0 0 0 0 22 22 0
Irrevocable loan commitments 1,570 22,972 20,787 19,574 17,045 174 82,122 (227)
of which: stage 1 1,570 22,778 20,493 19,339 13,796 0 77,976 (114)
of which: stage 2 0 194 294 235 3,215 0 3,938 (77)
of which: stage 3 0 0 0 0 0 174 174 (27)
of which: PCI 0 0 0 0 35 0 35 (9)
Forward starting reverse repurchase and securities borrowing agreements 3,783 6,057 234 648 0 0 10,723 0
Total off-balance sheet financial instruments 31,600 35,150 27,518 26,609 18,753 315 139,946 (277)
Credit lines
Committed unconditionally revocable credit lines 44,348 31,742 23,783 15,032 4,525 248 119,679 (67)
of which: stage 1 44,298 30,573 22,830 14,135 4,146 0 115,982 (51)
of which: stage 2 50 1,170 953 897 379 0 3,449 (16)
of which: stage 3 0 0 0 0 0 247 248 0
of which: PCI 0 0 0 0 0 0 0 0
Irrevocable committed prolongation of existing loans 6 2,882 2,372 1,841 1,071 5 8,178 (3)
of which: stage 1 6 2,871 2,369 1,831 1,064 0 8,141 (3)
of which: stage 2 0 11 3 10 8 0 32 0
of which: stage 3 0 0 0 0 0 5 5 0
Total credit lines 44,354 34,624 26,156 16,873 5,596 253 127,857 (70)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
Financial assets subject to credit risk by rating category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total gross
carrying
amount
ECL
allowances
Net carrying
amount
(maximum
exposure to
credit risk)
Financial assets measured at amortized cost
Cash and balances at central banks 222,735 442 24 0 174 0 223,375 (47) 223,329 of which: stage 1 222,735 442 24 0 0 0 223,201 0 223,201
of which: stage 2 0 0 0 0 35 0 35 (21) 13
of which: PCI 0 0 0 0 140 0 140 (25) 114
Amounts due from banks 156 15,238 2,409 809 326 0 18,938 (36) 18,903 of which: stage 1 156 15,206 2,331 791 221 0 18,705 (1) 18,704 of which: stage 2 0 32 78 18 75 0 203 (5) 198
of which: PCI 0 0 0 0 30 0 30 (30) 0
Receivables from securities financing transactions
67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,301
of which: stage 1 67,467 17,033 6,361 26,097 1,345 0 118,303 (2) 118,301
Cash collateral receivables on derivative instruments 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959 of which: stage 1 10,166 19,998 7,794 5,893 109 0 43,959 0 43,959
Loans and advances to customers 1,868 261,017 169,139 106,577 37,652 5,692 581,944 (1,978) 579,967
of which: stage 1 1,868 259,251 165,762 98,176 28,752 0 553,808 (276) 553,532
of which: stage 2 0 1,754 3,373 8,375 8,870 0 22,373 (323) 22,049 of which: stage 3 0 0 0 0 0 4,699 4,699 (1,134) 3,565
of which: PCI 0 11 5 25 30 992 1,064 (244) 820
Other financial assets measured at amortized cost 26,078 21,060 2,920 6,958 1,661 282 58,959 (125) 58,835 of which: stage 1 26,078 21,030 2,893 6,820 1,413 0 58,233 (25) 58,209 of which: stage 2 0 30 27 139 247 0 444 (7) 436
of which: stage 3 0 0 0 0 0 262 262 (84) 178
of which: PCI 0 0 0 0 0 20 20 (8) 12
Total financial assets measured at amortized cost 328,469 334,788 188,646 146,334 41,267 5,974 1,045,479 (2,187) 1,043,293
On-balance sheet financial instruments
Financial assets measured at FVOCI – debt instruments 1,393 702 0 101 0 0 2,195 0 2,195
Total on-balance sheet financial instruments 329,862 335,490 188,646 146,435 41,267 5,974 1,047,675 (2,187) 1,045,488
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
Off-balance sheet positions subject to expected credit loss by rating category
USD m 31.12.24
Rating category
1
0–1 2–3 4–5 6–8 9–13
Credit-
impaired
(defaulted)
Total carrying
amount
(maximum
exposure to
credit risk) ECL provision
Off-balance sheet financial instruments
Guarantees
17,395 7,282 8,403 5,196 1,829 174 40,279 (64)
of which: stage 1 17,395 7,247 8,362 4,484 1,371 0 38,858 (16)
of which: stage 2 0 35 41 708 459 0 1,242 (24)
of which: stage 3 0 0 0 0 0 151 151 (24)
of which: PCI 0 0 0 4 0 23 27 0
Irrevocable loan commitments 1,119 23,843 22,361 14,249 17,807 200 79,579 (177)
of which: stage 1 1,119 23,650 21,974 13,742 14,673 0 75,158 (105)
of which: stage 2 0 193 387 507 3,091 0 4,178 (61)
of which: stage 3 0 0 0 0 0 187 187 (10)
of which: PCI 0 0 0 0 43 13 56 (2)
Forward starting reverse repurchase and securities borrowing agreements 0 0 0 24,896 0 0 24,896 0
Total off-balance sheet financial instruments 18,515 31,125 30,763 44,340 19,636 374 144,754 (241)
Credit lines
Committed unconditionally revocable credit lines 2,180 100,663 22,875 13,258 6,434 255 145,665 (76)
of which: stage 1 2,180 100,106 22,414 12,690 5,872 0 143,262 (59)
of which: stage 2 0 557 461 568 562 0 2,149 (17)
of which: stage 3 0 0 0 0 0 250 250 0
of which: PCI 0 0 0 0 0 5 5 0
Irrevocable committed prolongation of existing loans 6 1,997 946 739 918 2 4,608 (3)
of which: stage 1 6 1,997 946 739 914 0 4,602 (3)
of which: stage 2 0 0 0 1 3 0 4 0
of which: stage 3 0 0 0 0 0 2 2 0
Total credit lines 2,186 102,661 23,821 13,997 7,351 257 150,273 (79)
1 Refer to the “Internal UBS rating scale and mapping of external ratings” table in the “Risk management and control”
section of this report for more information about rating categories.
f) Sensitivity information
As outlined in Note 1a, ECL estimates involve significant uncertainties at the time they are made.
ECL models
The models applied
to determine point
-in-time PD and
LGD rely on market
and statistical
data, which has
been found
to
correlate
well
with
historically
observed
defaults
in
sufficiently
homogeneous
segments.
The
risk
sensitivities
for
each of the
ECL report
ing segments
to such factors
are summarized
in Note 9.
Climate risk
Climate risk
may negatively
affect clients
or portfolios
due to
direct or
indirect transition
costs, or
exposure to
chronic
and acute physical risks in
locations likely to be impacted
by climate change. Such effects could
lead to a deterioration in
creditworthiness, which in turn would have an impact on ECLs.
Although some
macroeconomic indicators
used in
the current
PD models
could be
influenced by
climate change,
UBS
currently does not use specific climate risk scenarios in
addition to the four general economic scenarios applied
to derive
the weighted-average ECL. The rationale for the approach at this point in time is the significance of model risks and the insufficient level of qualitative and quantitative data necessary for calibration and probability weighting.
Instead, UBS focuses on the process of vetting clients and business transactions, where both physical and transition risks
for selected sensitive portfolios
use internally developed, climate
assessment models. This review
process may lead
to a
downward revision of the counterparty’s credit
rating or the adoption of risk
mitigating actions, impacting the individual
contribution to ECLs.
UBS assesses climate
risk impacts across
key lending portfolios
using a combination
of qualitative and
quantitative inputs,
including
climate
scenario
analysis
and
exposures
to
climate-sensitive
sectors,
as
part
of
its
financial
risk
materiality
assessment. These assessments rely on conservative climate stress-testing methodologies that differ from ECL models in
assumptions, horizons and calibration, with credit risk impacts primarily arising through indirect macroeconomic effects, and therefore do not allow a
direct inference of impacts on ECL allowances.
UBS instead assesses the need for climate-
related
ECL
adjustments
through
post-model
adjustments.
As
part
of
the
quarterly
ECL
governance,
climate-related
events, such
as landslides,
floods and
wildfires, are
discussed at
senior management
level, and
if required,
dedicated post-
model adjustments are booked to increase the model-based ECL allowance levels.
It was assessed that the magnitude of any impact of climate risk on the weighted-average ECL would not be material as
of 31 December 2025. Therefore, no specific post-model adjustment was made in this regard.
›
Refer to ”Sustainability and climate risk” in the ”Risk management and control” section of this report for more information about
identification and measurement of climate risk
›
Refer to “Our focus on sustainability” in the “Our stakeholders” section of this report
›
Refer to the “UBS Group AG consolidated supplemental disclosures required under SEC regulations” section of this report for
more information about the maturity profile of UBS’s
core loan book
Forward-looking scenarios
Depending on
the scenario
selection and
related macroeconomic
assumptions for
the risk
factors, the
components of
the
relevant
weighted-average
ECL
change.
This
is
particularly
relevant
for
interest
rates,
which
can
move
in
both
directions under
a given
growth assumption,
e.g. low
growth with
high interest
rates in
a stagflation
scenario, versus
low growth and falling interest
rates in a recession. Management generally
looks for scenario narratives that reflect
the
key risk drivers of a given credit portfolio.
As
forecasting
models
are
complex,
due
to
multiple
factors,
simple
what-if
analyses
involving
a
change
of
individual
parameters do
not necessarily
provide realistic
information on
the exposure
of segments
to changes
in the
macroeconomy.
Portfolio-specific analyses
based on their
key risk factors
would also
not be meaningful,
as potential
compensatory effects
in other
segments would
be ignored.
The table
below indicates
some sensitivities
to ECLs,
if a
key macroeconomic
variable
for the forecasting period is amended across all scenarios with all other factors remaining unchanged.
Potential effect on stage 1 and stage 2 positions from changing the global key parameters as of 31 December 2025
USD m 100% Baseline
100% Asset price
appreciation
100% Moderate
stagflation crisis
100% Global
trade war
Weighted average
Change in key parameters
Fixed income: Government bonds (absolute change)
–1.00% (2) (2) (62) (61) (11)
–0.50% (2) (2) (34) (42) (6)
+0.50% 11 9 39 96 12
+1.00% 25 20 86 208 28
Unemployment rate (absolute change)
–1.00% (9) (7) (25) (36) (8)
–0.50% (5) (4) (10) (20) (5)
+0.50% 8 6 18 22 5
+1.00% 14 12 33 52 13
Real GDP growth (relative change)
–2.00% 32 17 46 75 31
–1.00% 15 9 25 37 16
+1.00% (7) (6) (20) (27) (13)
+2.00% (15) (12) (45) (60) (27)
House Price Index (relative change)
–5.00% 20 13 56 240 34
–2.50% 9 5 25 110 15
+2.50% (6) (5) (22) (97) (13)
+5.00% (12) (9) (40) (182) (25)
Equity & Commodity Index (relative change)
–10.00% 13 7 10 6 7
–5.00% 5 4 6 1 3
+5.00% (2) (2) 0 (5) (3)
+10.00% (4) (4) (3) (6) (5)
Equity Volatility (absolute change)
–10.00% (7) (4) (11) (17) (9)
–5.00% (4) (2) (5) (9) (5)
+5.00% 7 2 6 12 5
+10.00% 12 6 16 26 10
Sensitivities
can
be
more
meaningfully
assessed
in
the
context
of
coherent
scenarios
with
consistently
developed
macroeconomic
factors.
The
table
above
outlines
favorable
and
unfavorable
effects,
based
on
reasonably
possible
alternative changes
to the
economic conditions
for stage 1
and stage 2
positions. The
ECL impact
is calculated
for material
portfolios and disclosed for each scenario.
Changes to
forecasting timelines may
have an
effect on
ECLs: depending
on the
cycle, a
longer or
shorter forecasting
horizon might lead to different annualized lifetime PD
and average LGD estimations. This is currently not
deemed to be
material for UBS, as a large proportion of loans, including mortgages in Switzerland, have maturities that are within the forecasting horizon.
Scenario weights and stage allocation
Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation as of 31 December 2025
Actual ECL allowances
and provisions,
including staging
(as per Note 9)
Pro forma ECL allowances and provisions, including staging
and assuming application of 100% scenario weighting
Pro forma ECL
allowances and
provisions, assuming
all positions are
subject to lifetime ECL
Scenarios Weighted average
100% Asset price
appreciation 100% Baseline
100% Moderate
stagflation
100% Global
trade war Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (62) (35) (38) (114) (436) (215)
Real estate financing (60) (49) (53) (108) (129) (151)
Large corporate clients (399) (260) (306) (525) (791) (664)
SME clients (212) (195) (208) (312) (493) (340)
Ship financing (10) (9) (9) (10) (14) (22)
Consumer financing / credit cards (80) (74) (75) (80) (87) (239)
Other segments (182) (176) (180) (209) (236) (281)
Total (1,004) (797) (869) (1,358) (2,185) (1,913)
Potential effect on stage 1 and stage 2 positions from changing scenario weights or moving to an ECL lifetime calculation as of 31 December 2024
Actual ECL allowances and
provisions, including
staging (as per Note 9)
Pro forma ECL allowances and provisions, including staging
and assuming application of 100% scenario weighting
Pro forma ECL allowances
and provisions, assuming all
positions are subject to
lifetime ECL
Scenarios Weighted average 100% Baseline
100%
Stagflationary
geopolitical crisis
100% Mild debt
crisis Weighted average
USD m, except where indicated
Segmentation
Private clients with mortgages (118) (43) (718) (68) (408)
Real estate financing (57) (40) (164) (49) (185)
Large corporate clients (377) (247) (757) (401) (673)
SME clients (180) (151) (259) (223) (327)
Ship financing (24) (27) (42) (28) (78)
Consumer financing / credit cards (58) (63) (72) (65) (168)
Other segments (131) (82) (206) (119) (231)
Total (946) (654) (2,217) (952) (2,071)
Scenario weights
ECL is sensitive to changing scenario weights, in particular if narratives and parameters are selected that are not close to
the baseline scenario, highlighting the non-linearity of credit losses.
As shown
in the
table above,
the ECLs
for stage 1
and stage
2 positions
would have
been USD
869 m (31 December
2024: USD 654
m) instead of
USD
1,004
m (31 December 2024:
USD
946
m) if ECLs
had been determined
solely on the
baseline scenario. The weighted-average ECL therefore amounted to 115% (31 December 2024: 143%) of the baseline value. The effects of weighting each of the four scenarios at 100% are shown in the table above.
Stage allocation and SICR
The determination of what
constitutes an SICR is
based on management judgment, as
explained in Note 1a. Changing
the SICR trigger will have
a direct effect on ECLs, as
more or fewer positions would
be subject to lifetime ECLs
under any
scenario.
The
impact
of
the
SICR
trigger
on
overall
ECL
is
demonstrated
in
the
table
above
with
the
indication
that
the
ECL
allowances and provisions for stage 1 and stage 2 positions would have been USD 1,913 m, if all non-impaired positions across the portfolio had been measured
for lifetime ECLs irrespective of their
actual SICR status. This amount compares
with actual stage 1 and 2 allowances and provisions of USD 1,004 m as of 31 December 2025.
Maturity profile
The maturity
profile is
an important
driver in
ECLs, in
particular for
transactions in
stage 2. A
transfer of
a transaction
into
stage 2
may
therefore
have
a
significant
effect
on
ECLs.
The
current
maturity
profile
of
most
lending
books
is
relatively short.
Lending to
large corporate
clients is
generally between
one and
two years,
with related
loan commitments
up to
four
years. Real estate lending is generally between
two and three years in Switzerland, with long-dated maturities in the US.
Lombard-lending
contracts
typically
have
average
contractual
maturities
of
12
months
or
less,
and
include
callable
features.
A significant portion of UBS’s lending to
SME clients and real estate financing is
documented under multi-purpose credit
agreements, which
allow for
various forms
of utilization
but are
unconditionally cancelable
by UBS
at any
time: (i) for
drawings under such agreements
with a fixed maturity,
the respective term is
applied for ECL calculations,
or a maximum
of 12 months in stage 1; (ii) for unused credit
lines and all drawings that have no fixed
maturity (e.g. current accounts),
UBS generally applies a 12-month maturity
from the reporting date, given the
credit review policies, which require either
continuous monitoring of key indicators and
behavioral patterns for smaller positions
or an annual formal review for any
other limit. The ECLs for these products are sensitive to shortening or extending the maturity assumption.